Schedule minimum lease payments in future periods (Details) - USD ($)		6 Months Ended
	Nov. 29, 2022	Jun. 30, 2025	Dec. 31, 2024
Leases
Operating lease payments, twelve months ending June 30, 2026		$ 38,515
Short term lease payments, twelve months ending June 30, 2026		25,536
Twelve months ending June 30, 2026		64,051
Operating lease payments, twelve months ending June 30, 2027		40,440
Short term lease payments, twelve months ending June 30, 2027
Twelve months ending June 30, 2027		40,440
Operating lease payments, twelve months ending June 30, 2028		42,462
Short term lease payments, twelve months ending June 30, 2028
Twelve months ending June 30, 2028		42,462
Operating lease payments, twelve months ending June 30, 2029		21,749
Short term lease payments, twelve months ending June 30, 2029
Twelve months ending June 30, 2029		21,749
Operating lease payments, total minimum lease payments		143,166
Short term lease payments, total minimum lease payments		25,536
Total minimum lease payments		168,702
Operating lease payments, discount		(16,611)
Short term lease payments, discount
Less: discount		(16,611)
Operating lease payments, present value of minimum lease payments	$ 700	126,555
Short term lease payments, present value of minimum lease payments		25,536
Present value of minimum lease payments		152,091
Operating lease payments, minimum lease payments, current		(30,784)	$ (28,840)
Short term lease payments, minimum lease payments, current		(25,536)
Less: minimum lease payments, current		(56,320)
Operating lease payments, minimum lease payments, non-current		95,771	$ 111,933
Short term lease payments, minimum lease payments, non-current
Minimum lease payments, non-current		$ 95,771